Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Securities	Dec. 31, 2012
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Restricted equity securities	$ 676,799	$ 738,324
Gross realized gains or losses from the sales of investment securities	$ 9,206	$ 700
Number of securities in portfolio	2
Unrealized losses for portfolio for the period, description	greater than 12 months